Trade Payables and Accrued Liabilities	3 Months Ended
Mar. 31, 2020
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities

6. TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2020	December 31, 2019
Trade payables	331	310
Amounts due to related parties (Note 8)	188	169
Accrued liabilities	28	40
	547	519